TRADE RECEIVABLES - AGING ANALYSIS OF OUTSTANDING TRADE RECEIVABLES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of aging analysis of outstanding trade receivables [line items]
Trade receivables	¥ 4,148,413	¥ 3,369,331
Less than 1 year [member]
Disclosure of aging analysis of outstanding trade receivables [line items]
Trade receivables	2,799,028	2,517,281
Over 1 year but within 2 years [member]
Disclosure of aging analysis of outstanding trade receivables [line items]
Trade receivables	763,812	588,640
Over 2 years but within 3 years [member]
Disclosure of aging analysis of outstanding trade receivables [line items]
Trade receivables	522,122	223,675
Over 3 years [member]
Disclosure of aging analysis of outstanding trade receivables [line items]
Trade receivables	¥ 63,451	¥ 39,735